Note 11 - Financial Risk Management (Details Textual) $ in Thousands, $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2008	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 MXN ($)
Statement Line Items [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	$ 2,214	$ 1,884
Mexico, Pesos | Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Share in gains (losses) on change in value of foreign currency in associates and joint ventures		267
Minera Juanicipio [member] | Mexico, Pesos
Statement Line Items [Line Items]
Gains (losses) on change in value of foreign currency in associates and joint ventures		606
MEXICO
Statement Line Items [Line Items]
Value added tax receivables		$ 53
Net assets liabilities denominated in foreign currencies						$ 13.9		$ 2.8
Percentage change in foreign exchange rates		10.00%			10.00%	10.00%
Impact on earnings excluding currency exposure related taxes		$ 69	15
Country of domicile [member]
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies					$ 19,810		$ 706
Impact on earnings excluding currency exposure related taxes		$ 1,556	$ 54
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		44.00%		44.00%
Minera Juanicipio [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			44.00%
Net assets liabilities denominated in foreign currencies						$ 3.2		$ 257.3
Percentage change in foreign exchange rates		10.00%			10.00%	10.00%
Impact on earnings excluding currency exposure related taxes		$ 94	$ 1,241
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 41	$ 546

[1]	Represents the Company's 44% share of Minera Juanicipio's net income for the year, as determined by the Company.